UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of Registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: January 31, 2011
Date of reporting period: October 31, 2010

Item 1. Schedule of Investments

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

	Face Amount	Value
Description	(000)	(000)

U.S. Government Agency Obligations — 29.3%
FFCB
0.190%, 11/23/10 (A)	$10,000	$10,000
0.210%, 01/04/11 (A)	24,500	24,500
0.295%, 01/28/11 (A)	13,375	13,379
0.260%, 04/20/11 (A)	10,000	10,000
0.322%, 07/01/11 (A)	10,000	10,003
FHLB
0.220%, 12/03/10 (A)	40,000	39,999
0.290%, 05/27/11 (A)	10,000	10,000
0.750%, 07/08/11	20,000	20,037
0.240%, 09/12/11 (A)	20,000	19,998
FHLMC
0.216%, 09/19/11 (A)	8,500	8,500

Total U.S. Government Agency Obligations (Cost $166,416)		166,416

U.S. Government Agency Mortgage-Backed Obligation — 11.1%
FNMA
0.301%, 12/20/10 (B)	25,000	24,990
0.130%, 11/15/10 (B)	37,747	37,745

Total U.S. Government Agency Mortgage-Backed Obligation (Cost $62,735)		62,735

Corporate Bonds — 2.9%
General Electric Capital MTN
0.922%, 12/09/10 (A)	10,445	10,453
0.372%, 03/11/11 (A)	6,000	6,003

Total Corporate Bonds (Cost $16,456)		16,456

Repurchase Agreements (C) — 56.7%
Deutsche, 0.210%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $100,001,750 (collateralized by various U.S. government obligations, ranging in par value from $13,541,000 — $88,520,000, 0.000% — 0.000%, 01/26/11 — 09/15/11, with total market value $102,003,005)	100,000	100,000
Morgan Stanley, 0.210%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $111,987,531 (collateralized by various U.S. government obligations, ranging in par value from $1,000 — $17,364,000, 0.000% — 8.250%, 11/15/10 — 04/15/42, with total market value $114,225,343)	111,986	111,986
South Street, 0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $110,002,017 (collateralized by a U.S. government obligation, par value $112,445,400, 0.000%, 10/20/11, with total market value $112,200,044)	110,000	110,000

Total Repurchase Agreements (Cost $321,986)		321,986

Total Investments — 100.0% (Cost $567,593) †		$567,593

Percentages are based on net assets $567,575 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at October 31, 2010.

(B)	Discount Note — The rate reported is the effective yield at time of purchase.

(C)	Tri-party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
As of October 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.
During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
HHF-QH-007-0500

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON STRATEGIC INCOME BOND FUND

	Face Amount	Value
Description	(000)	(000)

Corporate Bonds — 28.5%
Aerospace & Defense — 1.9%
Honeywell International
5.300%, 03/01/18	$1,400	$1,632
United Technologies
4.500%, 04/15/20	1,000	1,111

Total Aerospace & Defense		2,743

Agriculture — 1.5%
Cargill (A)
4.375%, 06/01/13	2,000	2,146

Total Agriculture		2,146

Banks — 0.7%
Citigroup
5.300%, 01/07/16	1,000	1,081

Total Banks		1,081

Building & Construction — 1.1%
CRH America
8.125%, 07/15/18	1,300	1,564

Total Building & Construction		1,564

Chemicals — 0.8%
Dow Chemical
6.000%, 10/01/12	1,000	1,084

Total Chemicals		1,084

Coatings/Paint — 0.4%
Sherwin-Williams
3.125%, 12/15/14	500	530

Total Coatings/Paint		530

Electrical Services & Equipment — 0.6%
Pacificorp
6.900%, 11/15/11	793	844

Total Electrical Services & Equipment		844

Electrical Utilities — 0.8%
Northeast Utilities
5.650%, 06/01/13	1,000	1,098

Total Electrical Utilities		1,098

Entertainment — 3.1%
DIRECTV Holdings (A)
5.200%, 03/15/20	1,500	1,629
Viacom
5.625%, 09/15/19	1,500	1,727
Walt Disney
4.500%, 12/15/13	1,000	1,111

Total Entertainment		4,467

Financial Services — 5.8%
American Honda Finance (A)
3.500%, 03/16/15	500	528
Boeing Capital
6.500%, 02/15/12	1,000	1,075
Ford Motor Credit
7.375%, 02/01/11	650	659
General Electric Capital MTN
6.875%, 11/15/10	500	501
Lehman Brothers Holdings MTN (B)
6.875%, 05/02/18	1,500	343
Merrill Lynch
6.050%, 05/16/16	1,000	1,058
Morgan Stanley MTN
5.550%, 04/27/17	970	1,033
New York Life Global Funding (A)
4.600%, 04/15/13	1,600	1,730
Simon Property Group REIT
5.600%, 09/01/11	1,500	1,529

Total Financial Services		8,456

Food, Beverage & Tobacco — 0.5%
Campbell Soup
6.750%, 02/15/11	500	510
PepsiCo
3.100%, 01/15/15	250	267

Total Food, Beverage & Tobacco		777

Household Products — 1.7%
Procter & Gamble
1.375%, 08/01/12	2,500	2,536

Total Household Products		2,536

Industrials — 1.7%
John Deere Capital
2.800%, 09/18/17	1,350	1,370
Praxair
2.125%, 06/14/13	1,100	1,134

Total Industrials		2,504

Medical Products & Services — 1.5%
Humana
7.200%, 06/15/18	1,425	1,656
Medco Health Solutions
7.250%, 08/15/13	500	578

Total Medical Products & Services		2,234

Oil Exploration & Production — 0.6%
Anadarko Petroleum
5.000%, 10/01/12	850	893

Total Oil Exploration & Production		893

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON STRATEGIC INCOME BOND FUND

	Face Amount	Value
Description	(000)	(000)

Printing & Publishing — 0.7%
Gannett
5.750%, 06/01/11	$1,000	$1,014

Total Printing & Publishing		1,014

Retail — 1.2%
Target
5.375%, 05/01/17	1,000	1,168
Yum! Brands
6.250%, 04/15/16	500	585

Total Retail		1,753

Telephones & Telecommunication — 1.8%
BellSouth
6.000%, 10/15/11	1,000	1,052
GTE
6.840%, 04/15/18	445	528
SBC Communications
5.875%, 08/15/12	1,000	1,088

Total Telephones & Telecommunication		2,668

Transportation Services — 2.1%
CSX
3.700%, 10/30/20	2,000	1,979
United Parcel Service
3.875%, 04/01/14	1,000	1,095

Total Transportation Services		3,074

Total Corporate Bonds (Cost $39,650)		41,466

U.S. Government Mortgage-Backed Obligations — 19.0%
FHLMC
7.000%, 12/01/14	3	3
7.000%, 04/01/15	5	5
5.500%, 08/01/21	468	506
5.500%, 10/01/36	671	721
5.000%, 01/01/13	393	407
5.000%, 10/01/16	275	292
5.000%, 04/01/22	705	753
5.000%, 04/01/23	474	504
4.500%, 05/01/24	1,431	1,512
FNMA
7.500%, 12/01/30	10	11
6.500%, 01/01/32	105	118
6.000%, 08/01/35	869	953
6.000%, 05/01/36	612	667
6.000%, 07/01/36	453	494
5.500%, 06/01/25	1,043	1,129
5.500%, 10/01/34	336	363
5.500%, 01/01/36	611	658
5.500%, 02/01/36	754	812
5.500%, 04/01/36	712	766
5.000%, 10/01/18	197	212
5.000%, 12/01/18	239	257
5.000%, 11/01/21	807	861
5.000%, 05/01/38	1,377	1,465
4.500%, 07/01/18	500	535
4.500%, 07/01/24	1,900	2,010
3.500%, 09/01/25	4,976	5,156
GNMA
7.500%, 08/15/12	3	3
7.500%, 09/15/13	2	2
7.500%, 12/20/29	2	3
6.500%, 09/15/13	8	9
6.500%, 03/15/31	23	26
6.500%, 07/15/31	387	440
6.000%, 05/15/28	3	3
6.000%, 09/15/34	270	299
6.000%, 11/15/34	107	119
6.000%, 12/15/34	144	159
5.500%, 01/15/36	1,109	1,206
5.500%, 04/15/36	592	644
5.000%, 09/15/17	132	142
5.000%, 12/15/17	227	245
5.000%, 10/15/18	20	21
5.000%, 11/15/18	17	18
5.000%, 01/15/19	404	436
5.000%, 03/15/33	15	16
5.000%, 04/15/33	14	15
5.000%, 06/15/33	55	59
5.000%, 04/15/38	1,746	1,877
4.500%, 02/15/20	677	726

Total U.S. Government Mortgage-Backed Obligations (Cost $26,103)		27,638

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON STRATEGIC INCOME BOND FUND

	Face Amount	Value
Description	(000)	(000)

Municipal Bonds — 19.0%
Arkansas State, Development Finance
5.210%, 04/01/23	$1,020	$1,091
City & County of San Francisco, California
4.600%, 06/15/20	1,000	1,051
City of Austin, Texas
5.086%, 11/15/25	500	518
City of Cape Coral, Florida
6.369%, 10/01/24	1,500	1,534
City of Dallas, Texas
4.589%, 02/15/21	1,000	1,061
4.489%, 02/15/20	500	531
4.389%, 02/15/19	500	531
City of Lafayette, Louisiana, Ser A
7.230%, 03/01/34	1,000	1,008
City of New York, New York, Ser Sub G-2
3.500%, 03/01/16	1,500	1,535
Clark County School District, Kentucky
5.200%, 06/01/26	2,000	2,023
County of Guilford, North Carolina
4.641%, 08/01/22	1,000	1,078
County of Pierce, Washington
4.700%, 08/01/21	1,085	1,172
County of St. Louis, Missouri
5.200%, 12/01/28	2,000	2,023
East Baton Rouge, Louisiana, Sewerage Commission
3.543%, 02/01/16	1,000	1,045
Florida State Board of Education, Lottery Revenue
5.540%, 07/01/21	1,000	1,065
5.390%, 07/01/20	400	429
Florida State Board of Education, Ser G
4.650%, 06/01/20	1,500	1,621
JEA, Florida Bulk Power Suppply System
4.900%, 10/01/20	1,000	1,073
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby
5.250%, 09/01/26	1,830	1,917
Macomb Interceptor Drain District, Michigan
4.250%, 05/01/21	1,500	1,509
Pennsylvania State
4.450%, 02/15/20	1,500	1,630
State of California
5.250%, 08/01/38	1,000	1,023
State of Rhode Island
4.663%, 04/01/21	1,000	1,066

Total Municipal Bonds (Cost $26,378)		27,534

U.S. Government Agency Obligations — 12.1%
FFCB
5.540%, 11/07/16	1,500	1,818
4.450%, 06/01/15	2,500	2,844
3.350%, 12/28/15	1,750	1,758
FHLB
5.250%, 06/10/11	3,000	3,088
5.000%, 12/09/16	1,000	1,184
2.250%, 04/13/12	1,500	1,541
FHLMC
5.250%, 04/18/16	1,000	1,191
4.500%, 01/15/15	1,750	1,995
FNMA
5.500%, 03/15/11	1,500	1,530
5.000%, 02/13/17	500	591

Total U.S. Government Agency Obligations (Cost $16,049)		17,540

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON STRATEGIC INCOME BOND FUND

	Shares/Face	Value
Description	Amount (000)	(000)

Exchange Traded Funds — 11.5%
iShares iBoxx High Yield Fund	72,250	$6,556
iShares iBoxx Investment Grade Corporate Bond Fund	90,685	10,189

Total Exchange Traded Funds (Cost $15,200)		16,745

Cash Equivalents (C) — 7.0%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010% (D)	5,160,801	5,161
SEI Daily Income Trust Prime Obligations Fund, Cl A, 0.120%	5,008,734	5,009

Total Cash Equivalents (Cost $10,170)		10,170

U.S. Treasury Obligation — 3.4%
U.S. Treasury Bill
0.183%, 02/24/11 (E)	$5,000	4,998

Total U.S. Treasury Obligation (Cost $4,997)		4,998

Total Investments — 100.5% (Cost $138,547)		$146,091

Percentages are based on net assets $145,297 (000).

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2010, the value of these securities amounted to $6,033 (000s),representing 4.2% of the net assets.

(B)	Security is in default on interest payments.

(C)	The rate reported is the 7-day effective yield as of October 31, 2010.

(D)	Investment in Affiliated Company.

(E)	Discount Note — The rate reported is the effective yield at time of purchase.

Cl —	Class

FFCB	— Federal Farm Credit Bank

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

MTN	— Medium Term Note

REIT	— Real Estate Investment Trust

Ser	— Series

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $138,547 (000), and the unrealized appreciation and depreciation were $8,730 (000) and $(1,186) (000), respectively.
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value (000):

Investments
in Securities	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$41,466	$—	$41,466
U.S. Government Mortgage-Backed Obligations	—	27,638	—	27,638
Municipal Bonds	—	27,534	—	27,534
U.S. Government Agency Obligations	—	17,540	—	17,540
Exchange Traded Funds	16,745	—	—	16,745
Cash Equivalent	10,170	—	—	10,170
U.S. Treasury Obligation	—	4,998	—	4,998

Total Investments in Securities	$26,915	$119,176	$—	$146,091

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
HHF-QH-006-0500

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON VALUE FUND

		Value
Description	Shares	(000)

Common Stock — 98.2%
Aerospace & Defense — 3.9%
L-3 Communications Holdings, Cl 3	23,000	$1,660
Northrop Grumman	29,000	1,833
Raytheon	46,000	2,120

Total Aerospace & Defense		5,613

Banks — 7.4%
Bank of Hawaii	39,000	1,684
Capital One Financial	45,000	1,677
JPMorgan Chase	47,000	1,769
KeyCorp	238,000	1,949
PNC Financial Services Group	29,000	1,563
Wells Fargo	75,000	1,956

Total Banks		10,598

Cable/Media — 1.3%
Time Warner Cable	32,000	1,852

Total Cable/Media		1,852

Chemicals — 5.3%
Eastman Chemical	30,000	2,357
Lubrizol	25,000	2,562
PPG Industries	34,000	2,608

Total Chemicals		7,527

Computers & Services — 1.9%
EMC *	130,000	2,731

Total Computers & Services		2,731

Electrical Utilities — 12.0%
Alliant Energy	60,000	2,192
Consolidated Edison	42,000	2,088
DTE Energy	44,000	2,057
NiSource	121,000	2,095
OGE Energy	62,000	2,738
Public Service Enterprise	55,000	1,779
SCANA	50,000	2,042
TECO Energy	127,000	2,234

Total Electrical Utilities		17,225

Entertainment — 3.3%
News, Cl A	140,000	2,025
Walt Disney	75,000	2,708

Total Entertainment		4,733

Financial Services — 1.9%
Ameriprise Financial	52,000	2,688

Total Financial Services		2,688

Food, Beverage & Tobacco — 6.8%
Altria Group	82,000	2,084
Campbell Soup	55,000	1,994
ConAgra Foods	75,000	1,687
Constellation Brands, Cl A *	117,000	2,308
Tyson Foods, Cl A	110,000	1,711

Total Food, Beverage & Tobacco		9,784

Gas & Natural Gas — 3.2%
Energen	44,000	1,964
Spectra Energy	108,000	2,567

Total Gas & Natural Gas		4,531

Household Products — 4.2%
Energizer Holdings *	28,000	2,094
Snap-On	44,000	2,244
Whirlpool	22,000	1,668

Total Household Products		6,006

Insurance — 10.5%
ACE	34,000	2,020
American Financial Group	83,000	2,538
Lincoln National	64,000	1,567
Metlife	47,000	1,895
Reinsurance Group of America, Cl A	42,000	2,103
Torchmark	45,000	2,578
Unum Group	103,000	2,309

Total Insurance		15,010

Machinery — 1.5%
Illinois Tool Works	47,570	2,174

Total Machinery		2,174

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON VALUE FUND

		Value
Description	Shares	(000)

Managed Health Care — 1.8%
UnitedHealth Group	70,000	$2,524

Total Managed Health Care		2,524

Medical Products & Services — 3.0%
Cardinal Health	59,000	2,047
Universal Health Services, Cl B	56,000	2,311

Total Medical Products & Services		4,358

Office Electronics — 1.1%
Xerox	133,000	1,556

Total Office Electronics		1,556

Paper & Paper Products — 4.3%
Bemis	75,000	2,382
Packaging Corp of America	81,000	1,979
Sonoco Products	52,000	1,742

Total Paper & Paper Products		6,103

Petroleum & Fuel Products — 6.5%
Apache	25,000	2,525
Chevron	26,000	2,148
Cimarex Energy	30,000	2,303
Newfield Exploration *	39,000	2,325

Total Petroleum & Fuel Products		9,301

Retail — 6.8%
Family Dollar Stores	47,000	2,170
Limited Brands	79,000	2,322
McDonald’s	38,000	2,955
VF	27,000	2,248

Total Retail		9,695

Telephones & Telecommunication — 4.4%
AT&T	75,000	2,138
CenturyLink	53,000	2,193
Harris	44,000	1,988

Total Telephones & Telecommunication		6,319

Transportation Services — 5.1%
Caterpillar	36,000	2,830
CSX	40,000	2,458
United Parcel Service, Cl B	30,000	2,020

Total Transportation Services		7,308

Wholesale — 2.0%
AmerisourceBergen, Cl A	87,000	2,855

Total Wholesale		2,855

Total Common Stock (Cost $122,987)		140,491

Cash Equivalent (A) (B) — 1.9%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	2,710,225	2,710

Total Cash Equivalent (Cost $2,710)		2,710

Total Investments — 100.1% (Cost $125,697) †		$143,201

Percentages are based on net assets $143,089 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2010.

(B)	Investment in Affiliated Company.

Cl —	Class

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $125,697 (000), and the unrealized appreciation and depreciation were $21,095 (000) and $(3,591) (000), respectively.
As of October 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.
During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
HHF-QH-001-0500

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON GROWTH FUND

		Value
Description	Shares	(000)

Common Stock — 97.8%
Aerospace & Defense — 1.4%
United Technologies	14,000	$1,047

Total Aerospace & Defense		1,047

Airlines — 1.4%
Southwest Airlines	77,000	1,060

Total Airlines		1,060

Chemicals — 4.6%
Albemarle	27,000	1,353
Ashland	20,000	1,033
Sigma-Aldrich	18,000	1,142

Total Chemicals		3,528

Commercial Services — 1.4%
Waste Connections	26,000	1,059

Total Commercial Services		1,059

Computer Software — 1.4%
Intuit *	23,000	1,104

Total Computer Software		1,104

Computers & Services — 6.5%
Apple *	6,000	1,805
Corning	54,000	987
International Business Machines	9,000	1,293
SanDisk *	24,000	902

Total Computers & Services		4,987

Consumer Products — 1.9%
Nike, Cl B	18,000	1,466

Total Consumer Products		1,466

Containers & Packaging — 1.4%
Aptargroup	24,000	1,077

Total Containers & Packaging		1,077

Drugs — 1.8%
Endo Pharmaceuticals Holdings *	37,000	1,359

Total Drugs		1,359

Electronic Components & Equipment — 1.7%
Amphenol, Cl A	26,000	1,303

Total Electronic Components & Equipment		1,303

Entertainment — 1.3%
Viacom, Cl B	27,000	1,042

Total Entertainment		1,042

Financial Services — 1.2%
American Express	22,000	912

Total Financial Services		912

Food, Beverage & Tobacco — 6.4%
Hormel Foods	26,000	1,194
Hubbell, Cl B	24,000	1,297
JM Smucker	22,000	1,414
Sysco	35,000	1,031

Total Food, Beverage & Tobacco		4,936

Gas & Natural Gas — 2.7%
El Paso	80,000	1,061
Southern Union	42,000	1,055

Total Gas & Natural Gas		2,116

Home Improvement Retail — 1.3%
Home Depot	32,000	988

Total Home Improvement Retail		988

Household Products — 1.3%
Stanley Black & Decker	16,000	992

Total Household Products		992

Industrials — 2.9%
3M	11,000	926
Cummins	15,000	1,322

Total Industrials		2,248

Information Technology — 3.6%
Cognizant Technology Solutions, Cl A *	25,000	1,630
Oracle	40,000	1,176

Total Information Technology		2,806

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON GROWTH FUND

		Value
Description	Shares	(000)

Insurance — 5.0%
Aflac	30,000	$1,677
Principal Financial Group	43,000	1,154
Prudential Financial	20,000	1,051

Total Insurance		3,882

Medical Products & Services — 10.9%
CIGNA	30,000	1,056
Forest Laboratories *	35,000	1,157
Laboratory Corp of America Holdings *	14,000	1,138
Patterson	32,000	885
St. Jude Medical *	28,000	1,072
STERIS	21,000	719
Varian Medical Systems *	14,000	885
Waters *	20,000	1,482

Total Medical Products & Services		8,394

Metals & Mining — 1.6%
Cliffs Natural Resources	19,000	1,239

Total Metals & Mining		1,239

Paper & Paper Products — 1.3%
MeadWestvaco	40,000	1,029

Total Paper & Paper Products		1,029

Petroleum & Fuel Products — 2.9%
Cameron International *	24,000	1,050
Rowan *	35,000	1,151

Total Petroleum & Fuel Products		2,201

Retail — 18.7%
Advance Auto Parts	17,000	1,105
Big Lots *	33,000	1,035
Coach	27,000	1,350
Dollar Tree *	30,000	1,539
Fastenal	20,000	1,029
Polo Ralph Lauren, Cl A	13,000	1,259
Ross Stores	25,000	1,475
Target	23,000	1,195
TJX	30,000	1,377
WW Grainger	13,000	1,612
Yum! Brands	30,000	1,487

Total Retail		14,463

Semi-Conductors & Instruments — 8.6%
Altera	38,000	1,186
Analog Devices	33,000	1,111
Intel	50,000	1,003
Novellus Systems *	41,000	1,198
Texas Instruments	42,000	1,242
Xilinx	34,000	912

Total Semi-Conductors & Instruments		6,652

Transportation Services — 4.6%
Expeditors International of Washington	23,000	1,136
Joy Global	16,000	1,135
Union Pacific	15,000	1,315

Total Transportation Services		3,586

Total Common Stock (Cost $60,290)		75,476

Cash Equivalent (A) (B) — 2.2%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	1,697,681	1,698

Total Cash Equivalent (Cost $1,698)		1,698

Total Investments — 100.0% (Cost $61,988) †		$77,174

Percentages are based on net assets $77,141 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2010.

(B)	Investment in Affiliated Company.

Cl — Class

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $61,988 (000), and the unrealized appreciation and depreciation were $15,563 (000) and $(377) (000), respectively.
As of October 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.
During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements
HHF-QH-004-0500

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON BURKENROAD FUND

		Value
Description	Shares	(000)

Common Stock — 97.6%
Apparel & Textiles — 1.6%
Oxford Industries	36,000	$829

Total Apparel & Textiles		829

Banks — 4.5%
Iberiabank	14,000	729
Midsouth Bancorp	11,116	153
Prosperity Bancshares	20,000	622
Southside Bancshares	36,750	691
Teche Holding	4,000	130

Total Banks		2,325

Commercial Services — 2.7%
Rollins	35,000	912
Team *	26,000	516

Total Commercial Services		1,428

Computer & Electronics Retail — 1.8%
RadioShack	46,000	926

Total Computer & Electronics Retail		926

Computer Software — 2.1%
Manhattan Associates *	35,000	1,077

Total Computer Software		1,077

Computers & Services — 1.8%
Adtran	29,000	936

Total Computers & Services		936

Correctional Institutions — 1.7%
Geo Group *	35,000	898

Total Correctional Institutions		898

Electrical Utilities — 1.9%
El Paso Electric *	40,000	984

Total Electrical Utilities		984

Engineering Services — 2.3%
Orion Marine Group *	45,000	563
Shaw Group *	20,000	611

Total Engineering Services		1,174

Financial Services — 1.7%
Ezcorp, Cl A *	40,000	859

Total Financial Services		859

Food, Beverage & Tobacco — 5.9%
Cal-Maine Foods	23,000	666
Flowers Foods	28,000	713
National Beverage	65,000	930
Sanderson Farms	18,000	756

Total Food, Beverage & Tobacco		3,065

Household Products — 2.2%
Tupperware Brands	25,000	1,120

Total Household Products		1,120

Insurance — 4.7%
Amerisafe *	40,000	764
Infinity Property & Casualty	18,000	931
ProAssurance *	13,000	747

Total Insurance		2,442

Leasing & Renting — 1.1%
Aaron Rents	31,500	594

Total Leasing & Renting		594

Manufacturing — 1.8%
AZZ	25,000	929

Total Manufacturing		929

Medical Products & Services — 6.6%
Cyberonics *	40,000	1,100
Health Management Associates, Cl A *	110,000	881
LHC Group *	21,000	565
US Physical Therapy *	48,000	901

Total Medical Products & Services		3,447

Metals & Mining — 2.3%
CARBO Ceramics	14,000	1,173

Total Metals & Mining		1,173

Office Furniture & Fixtures — 1.9%
Tech Data *	23,000	989

Total Office Furniture & Fixtures		989

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON BURKENROAD FUND

		Value
Description	Shares	(000)

Paper & Paper Products — 6.1%
Neenah Paper	40,000	$614
Rock-Tenn, Cl A	17,000	966
Schweitzer-Mauduit International	12,000	770
Temple-Inland	40,000	829

Total Paper & Paper Products		3,179

Petroleum & Fuel Products — 15.2%
Dril-Quip *	17,000	1,175
Gulf Island Fabrication	35,000	799
Gulfmark Offshore, Cl A *	25,000	740
Hornbeck Offshore Services *	30,000	667
SEACOR Holdings *	9,000	853
Stone Energy *	40,000	625
Superior Energy Services *	35,000	967
W&T Offshore	90,000	979
Walter Energy	12,000	1,056

Total Petroleum & Fuel Products		7,861

Real Estate Investment Trusts (REITs) — 2.4%
American Campus Communities	24,000	759
EastGroup Properties	12,000	486

Total Real Estate Investment Trusts (REITs)		1,245

Retail — 12.1%
AFC Enterprises *	50,000	636
Brinker International	45,000	834
Carter’s *	23,000	573
Fossil *	26,000	1,534
Hibbett Sports *	38,000	1,024
Pool	30,000	604
Sally Beauty Holdings *	90,000	1,095

Total Retail		6,300

Semi-Conductors & Instruments — 3.2%
Diodes *	39,000	857
Silicon Laboratories *	20,000	798

Total Semi-Conductors & Instruments		1,655

Telecommunication Services — 1.5%
Earthlink	84,000	755

Total Telecommunication Services		755

Transportation Services — 5.5%
Alamo Group	45,000	1,080
International Shipholding	35,000	979
Kirby *	18,000	774

Total Transportation Services		2,833

Utilities — 3.0%
Cleco	30,000	938
Powell Industries *	20,000	617

Total Utilities		1,555

Total Common Stock (Cost $39,144)		50,578

Cash Equivalent (A) (B) — 0.2%
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010%	123,754	124

Total Cash Equivalent (Cost $124)		124

Total Investments — 97.8% (Cost $39,268) †		$50,702

Percentages are based on net assets $51,861 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2010.

(B)	Investment in Affiliated Company.

Cl — Class

REIT — Real Estate Investment Trust

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $39,268 (000), and the unrealized appreciation and depreciation were $12,233 (000) and $(799) (000), respectively.
As of October 31, 2010, all of the Fund’s investments are Level 1 in accordance with ASC 820.
During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
HHF-QH-002-0500

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

		Value
Description	Shares	(000)

Common Stock — 104.0%
Airlines — 1.0%
JetBlue Airways *	39,900	$278

Total Airlines		278

Apparel & Textiles — 1.0%
Oxford Industries	11,350	261

Total Apparel & Textiles		261

Banks — 0.6%
Trustmark	7,300	161

Total Banks		161

Cable/Media — 2.5%
Comcast, Cl A	14,500	299
DIRECTV, Cl A *	8,700	378

Total Cable/Media		677

Chemicals — 5.0%
Arch Chemicals	8,250	293
Ashland (1)	4,830	249
Cabot	8,200	279
Cytec Industries	4,300	213
Lubrizol	2,800	287

Total Chemicals		1,321

Commercial Services — 1.0%
Pre-Paid Legal Services *	4,600	277

Total Commercial Services		277

Computers & Services — 4.0%
CSG Systems International *	12,000	233
International Business Machines (1)	2,200	316
Lexmark International, Cl A * (1)	6,590	251
SanDisk * (1)	7,030	264

Total Computers & Services		1,064

Consumer Products — 1.5%
Deckers Outdoor *	7,110	413

Total Consumer Products		413

Drugs — 4.8%
Endo Pharmaceuticals Holdings * (1)	10,000	367
Medicis Pharmaceutical, Cl A	8,300	247
Par Pharmaceutical * (1)	10,800	351
Viropharma *	18,500	303

Total Drugs		1,268

Electrical Components & Equipment — 1.1%
Littelfuse *	6,600	280

Total Electrical Components & Equipment		280

Electronic Components & Equipment — 1.2%
Newport *	22,700	330

Total Electronic Components & Equipment		330

Entertainment — 2.6%
Gannett	18,500	219
Meredith (1)	6,300	214
Viacom, Cl B	6,600	255

Total Entertainment		688

Financial Services — 2.9%
Ameriprise Financial	5,100	263
Cash America International	7,200	254
Everest Re Group	3,000	253

Total Financial Services		770

Food, Beverage & Tobacco — 2.1%
Altria Group	11,500	292
Tyson Foods, Cl A (1)	16,600	258

Total Food, Beverage & Tobacco		550

Gas & Natural Gas — 0.9%
Energen	5,200	232

Total Gas & Natural Gas		232

Health Care Facilities — 0.9%
LifePoint Hospitals *	7,200	244

Total Health Care Facilities		244

Homefurnishing Retail — 1.1%
Williams-Sonoma (1)	8,800	285

Total Homefurnishing Retail		285

Household Appliances — 0.9%
Helen of Troy * (1)	9,780	251

Total Household Appliances		251

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

		Value
Description	Shares	(000)

Household Products — 3.2%
American Greetings, Cl A	5,000	$97
Energizer Holdings *	3,800	284
National Presto Industries	2,300	257
Whirlpool (1)	2,960	225

Total Household Products		863

Information Technology — 1.1%
VeriSign *	8,600	299

Total Information Technology		299

Insurance — 2.0%
American Financial Group	8,500	260
Assurant (1)	6,600	261

Total Insurance		521

Machinery — 4.6%
Baldor Electric	6,400	269
Parker Hannifin (1)	3,900	299
Timken (1)	8,750	362
Watts Water Technologies, Cl A (1)	8,100	285

Total Machinery		1,215

Manufacturing — 3.2%
AO Smith	4,860	272
Eaton	3,100	276
Thomas & Betts * (1)	7,050	307

Total Manufacturing		855

Medical Products & Services — 11.7%
AMERIGROUP *	6,800	284
Becton Dickinson	3,300	249
Cardinal Health	8,700	302
Cooper	6,150	303
Greatbatch *	11,100	241
Health Net * (1)	11,100	299
Healthspring *	13,600	397
Humana *	5,750	335
Laboratory Corp of America Holdings *	3,320	270
Magellan Health Services *	5,300	254
Teleflex	3,400	190

Total Medical Products & Services		3,124

Office Furniture & Fixtures — 1.0%
Anixter International	4,940	265

Total Office Furniture & Fixtures		265

Paper & Paper Products — 5.3%
Buckeye Technologies (1)	22,300	403
Clearwater Paper * (1)	4,000	323
Rock-Tenn, Cl A (1)	5,800	330
Sonoco Products	10,850	363

Total Paper & Paper Products		1,419

Petroleum & Fuel Products — 1.3%
National Oilwell Varco	6,500	349

Total Petroleum & Fuel Products		349

Printing & Publishing — 1.2%
Consolidated Graphics *	6,600	307

Total Printing & Publishing		307

Retail — 16.2%
Advance Auto Parts (1)	4,600	299
AnnTaylor Stores *	6,000	140
Childrens Place Retail Stores *	5,500	242
Coach	6,330	317
Darden Restaurants	5,700	261
Fossil *	6,200	366
Jakks Pacific *	14,500	273
Jo-Ann Stores *	5,900	255
JOS A Bank Clothiers *	6,225	271
Limited Brands (1)	10,250	301
Macy’s	13,650	323
PetSmart (1)	7,640	286
Polaris Industries	5,000	355
Ross Stores (1)	5,530	326
TJX	6,790	312

Total Retail		4,327

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

		Value
Description	Shares	(000)

Semi-Conductors & Instruments — 12.1%
Altera	8,500	$265
CTS	21,150	215
Kulicke & Soffa Industries *	35,000	218
Lam Research *	5,700	261
Linear Technology	7,700	248
Microchip Technology	7,700	248
MKS Instruments *	13,000	268
Novellus Systems * (1)	10,050	294
Rudolph Technologies *	29,500	219
Skyworks Solutions *	20,200	463
Teradyne *	23,500	264
Texas Instruments	9,100	269

Total Semi-Conductors & Instruments		3,232

Telephones & Telecommunication — 3.1%
AT&T (1)	5,700	163
MetroPCS Communications *	26,000	271
Plantronics	8,317	298
Sprint Nextel *	25,000	103

Total Telephones & Telecommunication		835

Transportation Services — 2.9%
Joy Global	4,300	305
Oshkosh * (1)	7,060	208
Ryder System (1)	6,250	274

Total Transportation Services		787

Total Common Stock (Cost $24,017)		27,748

Cash Equivalents (A) — 5.4%
Federated Prime Obligations Fund, Cl I, 0.200%	482,099	482
SEI Daily Income Prime Obligation Fund, Cl A, 0.120%	956,375	956

Total Cash Equivalents (Cost $1,438)		1,438

Total Investments — 109.4% (Cost $25,455) †		$29,186

Securities Sold Short — (9.1)%
Common Stock — (9.1)%
Aerospace & Defense — (0.4)%
Aerovironment *	(2,150)	(50)
Orbital Sciences *	(3,600)	(59)

Total Aerospace & Defense		(109)

Agriculture — (0.2)%
Monsanto	(780)	(46)

Total Agriculture		(46)

Banks — (0.5)%
Bank of New York Mellon	(2,000)	(50)
BB&T	(2,000)	(47)
Northern Trust	(940)	(47)

Total Banks		(144)

Building & Construction — (1.0)%
DR Horton	(4,250)	(44)
Granite Construction	(1,870)	(45)
KB Home	(4,030)	(42)
M/I Homes *	(4,560)	(48)
Simpson Manufacturing	(2,100)	(56)
Universal Forest Products	(1,440)	(44)

Total Building & Construction		(279)

Chemicals — (0.2)%
Calgon Carbon *	(3,300)	(50)

Total Chemicals		(50)

Computers & Services — (0.6)%
Blue Coat Systems *	(2,600)	(70)
Global Payments	(1,130)	(44)
Intermec *	(3,900)	(46)

Total Computers & Services		(160)

Cosmetics & Toiletries — (0.2)%
Colgate Palmolive	(650)	(50)

Total Cosmetics & Toiletries		(50)

Engineering Services — (0.2)%
Aecom Technology *	(2,000)	(53)

Total Engineering Services		(53)

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

		Value
Description	Shares	(000)

Entertainment — (0.3)%
Electronic Arts *	(2,800)	$(44)
Scientific Games, Cl A *	(4,250)	(34)

Total Entertainment		(78)

Financial Services — (1.1)%
CME Group, Cl A	(200)	(58)
Eaton Vance	(1,500)	(43)
Janus Capital Group	(4,260)	(45)
Moody’s	(1,980)	(54)
optionsXpress Holdings *	(3,200)	(51)
T Rowe Price Group	(930)	(51)

Total Financial Services		(302)

Information Technology — (0.3)%
Mantech International, Cl A *	(1,400)	(55)
NCI, Cl A *	(1,850)	(34)

Total Information Technology		(89)

Insurance Brokers — (0.2)%
eHealth *	(4,100)	(55)

Total Insurance Brokers		(55)

Machinery — (0.2)%
Valmont Industries	(630)	(50)

Total Machinery		(50)

Materials — (0.2)%
Vulcan Materials	(1,300)	(47)

Total Materials		(47)

Medical Products & Services — (1.6)%
Amsurg, Cl A *	(2,800)	(51)
Charles River Laboratories International *	(1,330)	(43)
Palomar Medical	(4,400)	(46)
Technologies *
PharMerica *	(3,450)	(35)
RehabCare Group *	(2,800)	(62)
SurModics *	(3,100)	(37)
VCA Antech *	(2,500)	(52)
Vertex Pharmaceuticals *	(1,400)	(54)
West Pharmaceutical Services	(1,250)	(45)

Total Medical Products & Services		(425)

Metals & Mining — (0.5)%
Alcoa	(4,100)	(54)
Olympic Steel	(1,770)	(40)
Reliance Steel & Aluminum	(1,200)	(50)

Total Metals & Mining		(144)

Petroleum & Fuel Products — (1.0)%
Consol Energy	(1,400)	(52)
Plains Exploration & Production *	(2,000)	(56)
Range Resources	(1,200)	(45)
Schlumberger	(750)	(52)
Tidewater	(1,200)	(55)

Total Petroleum & Fuel Products		(260)

Research & Development — (0.2)%
Jacobs Engineering Group *	(1,250)	(48)

Total Research & Development		(48)

Semi-Conductors & Instruments — (0.2)%
MEMC Electronic Materials *	(3,900)	(50)

Total Semi-Conductors & Instruments		(50)

Total Common Stock (Proceeds $(2,387))		(2,439)

Total Securities Sold Short — (9.1)% (Proceeds $(2,387))		$(2,439)

Percentages are based on net assets $26,682 (000).

*	Non-income producing security.

(1)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.

(A)	The rate reported is the 7-day effective yield as of October 31, 2010.

Cl —	Class

†	At October 31, 2010, the tax basis cost of the Fund’s investments (excluding securities sold short) was $25,455 (000), and the unrealized appreciation and depreciation were $4,175 (000) and $(444) (000), respectively.
As of October 31, 2010, all of the Fund’s investments and securities sold short are Level 1 in accordance with ASC 820.
During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
HHF-QH-005-0500

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

		Value
Description	Shares	(000)

Common Stock — 92.6%
Australia — 2.8%
BHP Billiton ADR	22,100	$1,825
MAC Services Group	18,200	69

Total Australia		1,894

Austria — 6.3%
Conwert Immobilien Invest	62,700	948
Erste Group Bank	32,100	1,447
Schoeller-Bleckmann Oilfield Equipment	26,000	1,913

Total Austria		4,308

Bermuda — 1.7%
Everest Re Group	14,100	1,188

Total Bermuda		1,188

Brazil — 7.3%
Amil Participacoes	156,800	1,599
Banco Bradesco ADR	62,083	1,291
Itau Unibanco Holding	51,010	1,253
Petroleo Brasileiro ADR	23,500	802

Total Brazil		4,945

Canada — 1.0%
Rogers Communications, Cl B	19,600	714

Total Canada		714

China — 10.7%
Anhui Conch Cement, Cl H	228,000	956
China Merchants Bank, Cl H	400,500	1,137
China Oilfield Services, Cl H	518,000	841
China Shipping Container Lines, Cl H *	1,089,000	442
Industrial & Commercial Bank of China	1,111,000	894
Mindray Medical International ADR	34,900	1,011
Weichai Power, Cl H	150,500	1,976

Total China		7,257

Colombia — 2.0%
BanColombia ADR	19,800	1,335

Total Colombia		1,335

Czech Republic — 0.5%
Komercni Banka	1,600	362

Total Czech Republic		362

France — 3.2%
BNP Paribas	16,673	1,218
Societe Generale	16,168	967

Total France		2,185

Germany — 1.2%
BASF	11,100	806

Total Germany		806

Hong Kong — 3.1%
Orient Overseas International	239,200	2,097

Total Hong Kong		2,097

India — 1.5%
ICICI Bank ADR	20,100	1,057

Total India		1,057

Ireland — 1.5%
ICON ADR *	52,400	1,014

Total Ireland		1,014

Japan — 8.0%
Denso	43,500	1,353
Hitachi	201,000	908
Kubota	73,000	649
Nippon Steel	356,000	1,118
Secom	31,200	1,416

Total Japan		5,444

Mexico — 0.7%
Grupo Elektra	11,900	447

Total Mexico		447

Netherlands — 5.1%
Core Laboratories	21,400	1,664
KONINKLIJKE KPN	52,900	883
Royal Dutch Shell, Cl A	29,552	957

Total Netherlands		3,504

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

		Value
Description	Shares	(000)

Norway — 5.6%
DnB	137,400	$1,876
Norsk Hydro	138,000	840
StatoilHydro ADR	48,700	1,063

Total Norway		3,779

Singapore — 1.7%
United Industrial	651,500	1,168

Total Singapore		1,168

South Korea — 2.1%
Hanjin Shipping *	24,237	672
POSCO ADR	7,300	759

Total South Korea		1,431

Spain — 1.7%
Mapfre	351,217	1,164

Total Spain		1,164

Sweden — 2.7%
Getinge, Cl B	55,400	1,169
Telefonaktiebolaget LM Ericsson ADR	60,300	663

Total Sweden		1,832

Switzerland — 5.6%
Credit Suisse Group	23,900	992
Novartis ADR	17,300	1,003
Roche Holding	7,100	1,043
Transocean *	12,300	779

Total Switzerland		3,817

Turkey — 2.5%
Akbank	154,700	961
Turkiye Garanti Bankasi	118,300	715

Total Turkey		1,676

United Kingdom — 12.9%
ARM Holdings ADR	156,800	2,772
Diageo	69,532	1,281
HSBC Holdings	97,982	1,017
Rio Tinto ADR	31,900	2,077
Shire	68,100	1,602

Total United Kingdom		8,749

United States — 1.2%
Carnival	18,500	799

Total United States		799

Total Common Stock (Cost $50,365)		62,972

Exchange Traded Funds — 4.0%
iShares MSCI EAFE Index Fund	30,500	1,739
iShares MSCI United Kingdom Index Fund	55,600	948

Total Exchange Traded Funds (Cost $2,548)		2,687

Cash Equivalents (A) — 3.4%
Dreyfus Government Cash Management, 0.050%	894,062	894
Hancock Horizon Government Money Market Fund, Trust Class Shares, 0.010% (B)	1,450,164	1,450

Total Cash Equivalents (Cost $2,344)		2,344

Total Investments — 100.0% (Cost $55,257) †		$68,003

Percentages are based on net assets $67,972 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2010.

(B)	Investment in Affiliated Company.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and the Far East

MSCI — Morgan Stanley Capital International

†	At October 31, 2010, the tax basis cost of the Fund’s investments was $55,257 (000), and the unrealized appreciation and depreciation were $14,194 (000) and $(1,448) (000), respectively.

Schedule of Investments	October 31, 2010 (unaudited)
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value (000):

Investments
in Securities	Level 1	Level 2	Level 3	Total

Common Stock
Australia	$1,894	$—	$—	$1,894
Austria	4,308	—	—	4,308
Bermuda	1,188	—	—	1,188
Brazil	4,945	—	—	4,945
Canada	714	—	—	714
China	7,257	—	—	7,257
Columbia	1,335	—	—	1,335
Czech Republic	362	—	—	362
France	2,185	—	—	2,185
Germany	806	—	—	806
Hong Kong	2,097	—	—	2,097
India	1,057	—	—	1,057
Ireland	1,014	—	—	1,014
Japan	5,444	—	—	5,444
Mexico	447	—	—	447
Netherlands	3,504	—	—	3,504
Norway	3,779	—	—	3,779
Singapore	1,168	—	—	1,168
South Korea	1,431	—	—	1,431
Spain	1,164	—	—	1,164
Sweden	1,832	—	—	1,832
Switzerland	3,817	—	—	3,817
Turkey	—	1,676	—	1,676
United Kingdom	8,749	—	—	8,749
United States	799	—	—	799
Exchange Traded Funds	2,687	—	—	2,687
Cash Equivalents	2,344	—	—	2,344

Total Investments in Securities	$66,327	$1,676	$—	$68,003

During the period ended October 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended October 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
HHF-QH-003-0500

Item 2. Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II

By	/s/ Philip T. Masterson Philip T. Masterson
President
Date: December 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Philip T. Masterson Philip T. Masterson
President

Date: December 23, 2010

By	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: December 23, 2010